Intangible Assets, Net - Schedule of Estimated Future Amortization Expenses (Details)	Dec. 31, 2025 CNY (¥)
Schedule of Estimated Future Amortization Expenses [Abstract]
Year ended December 31, 2026	¥ 15,178,233
2027	12,775,690
2028	9,952,207
2029	7,419,695
2030	5,695,992
Thereafter	29,992,557
Total	¥ 81,014,374